Supplement to Your Annual Product Information Notice

Effective April 30, 2013, Oppenheimer Main Street Small- & Mid-Cap Fund®/VA will be renamed Oppenheimer Main Street Small Cap Fund®/VA.

This supplement should be retained with the Annual Product Information Notice for future reference.

HV-7416